1. Nature and Continuance of Operations	12 Months Ended
Jul. 31, 2019
Notes
1. Nature and Continuance of Operations

1.     Nature and Continuance of Operations

Tidal Royalty Corp. ("the Company") was incorporated under the laws of British Columbia The Company’s principal business is to invest in conventional equity, debt and other forms of investments in private and public companies in Canada and the United States.

The head office, address and records office of the Company are located at Suite 810 - 789 West Pender Street, Vancouver, British Columbia, V6C 1H2.   The principal place of business of the Company is 161 Bay St., Suite 4010, Toronto ON, M5J 2S1.

On May 13, 2019, the Company entered into a business combination agreement (the “Definitive Agreement”) with MichiCann Medical Inc. (d/b/a Red White & Bloom) (“MichiCann”), with respect to the acquisition of all of the issued and outstanding shares of MichiCann (“Proposed Transaction”). As at November 28, 2019, the transaction has not closed (see Note 16).

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

As at July 31, 2019, the Company has an accumulated deficit of $38,897,040, no source of operating cash flow and no assurance that sufficient funding will be available. Management intends to raise funds through a combination of equity and/or debt financing, along with a realization of sale of investments. The success of these plans will also depend upon the ability of the Company to generate cash flows from its portfolio investments.

These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary, should the Company be unable to continue as a going concern. Such amounts could be material. However, Management has assessed and concluded that the Company has the ability to continue as a going concern for at least the next twelve months.